Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings/(Loss) per Share
Schedule of computation of basic and diluted earnings/(loss) per share

        The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31 (in thousands):

	2017	2016	2015
		(in thousands)
Numerator:
Net income/(loss)	$83,905	$(366,195)	$117,016
Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,824.3	109,801.6	109,785.5